1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies And Organization Tables
Expected income tax recovery (expense) at the statutory rate of 34%			$ (636,816)	$ (2,539,012)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)			222,901	2,153,127
Change in valuation allowance			413,915	385,583
Provision for income taxes	$ 0	$ 0	$ 0	$ 0